                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05793

Morgan Stanley Municipal Income Opportunities Trust II
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2005

Date of reporting period: November 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST II
PORTFOLIO OF INVESTMENTS November 30, 2004 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                COUPON    MATURITY
THOUSANDS                                                                                 RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
           TAX-EXEMPT MUNICIPAL BONDS  (95.9%)
           General Obligation  (1.4%)
$   2,000  California, Various Purposes dtd 02/01/04                                       5.00%   02/01/33    $  2,000,600
---------                                                                                                      ------------

           Educational Facilities Revenue  (5.8%)
    1,300  ABAG Finance Authority for Nonprofit Corporations, California,                  7.50    05/01/11       1,374,594
              National Center for International Schools COPs
    2,000  San Diego County, California, The Burnham Institute COPs                        6.25    09/01/29       2,066,660
    1,000  Volusia County Educational Facilities Authority, Florida,                      6.125    10/15/26       1,028,490
              Embry-Riddle Aeronautical University Ser 1996 A
      500  South Berwick, Maine, Berwick Academy Ser 1998                                  5.55    08/01/23         504,285
           New Hampshire Higher Educational & Health Facilities Authority,
    2,000     Brewster Academy Ser 1995                                                    7.50    06/01/26       2,083,340
    1,500     Colby-Sawyer College Ser 1996                                                6.75    06/01/25       1,508,085
---------                                                                                                      ------------
    8,300                                                                                                         8,565,454
---------                                                                                                      ------------

           Hospital Revenue  (21.1%)
    2,000  Colbert County - Northwest Alabama Health Care Authority,                       5.75    06/01/27       1,943,740
              Helen Keller Hospital Ser 2003
    1,500  Arizona Health Facilities Authority, John C Lincoln Health Ser 2002            6.375    12/01/37       1,587,300
    2,000  Baxter County, Arkansas, Baxter County Regional Hospital Impr                  5.625    09/01/28       2,024,140
              & Refg Ser 1999 B
    1,500  Indiana Health Facility Financing Authority, Riverview Hospital                6.125    08/01/31       1,558,065
              Ser 2002
    1,000  Maryland Health & Higher Educational Facilities Authority,                      6.75    07/01/30       1,125,700
              University of Maryland Medical Center Ser 2000
      600  Gaylord Michigan Hospital Financing Authority, Otsego Memorial                  6.50    01/01/37         583,356
              Hospital
    1,000  Nevada, Missouri, Nevada Regional Medical Center Ser 2001                       6.75    10/01/31       1,025,520
    1,000  St Louis County Industrial Development Authority, Missouri,                    6.625    11/15/35       1,008,210
              Pediatric Rehabilitation Center Ser 2003 A
           Henderson, Nevada,
    3,000     Catholic Health West Ser 2004 Ser A                                         5.625    07/01/24       3,095,130
    2,000     Catholic Health West Ser 1998 Ser A                                         5.125    07/01/28       1,958,360
           New Hampshire Higher Educational & Health Facilities Authority,
    1,000     Littleton Hospital Association Ser 1998 B                                    5.80    05/01/18         945,330
    2,000     Littleton Hospital Association Ser 1998 B                                    5.90    05/01/28       1,797,980
    2,000  New Jersey Health Care Facilities Financing Authority, Raritan                  7.25    07/01/27       2,095,600
              Bay Medical Center Ser 1994
    2,000  Dutchess County Development Agency, New York, St Francis                        7.50    03/01/29       1,975,240

              Hospital Refg Ser 2004 A
      720  Nassau County Industrial Development Agency, New York,                         5.625    11/01/10         776,772
              North Shore Health Ser C **
    1,000  Oklahoma Development Finance Authority, Comanche County                         6.60    07/01/31       1,039,570
              Hospital 2000 Ser B
    2,000  South Carolina Jobs Economic Development Authority,                            6.875    08/01/27       2,209,760
              Palmetto Health Alliance Refg & Impr Ser 2003 C
    1,500  Knox County Health, Educational & Housing Facility Board,                       6.50    04/15/31       1,515,270
              Tennessee, Baptist Health of East Tennessee Ser 2002
    1,000  Decatur Hospital Authority, Texas, Wise Regional Health Ser 2004 A             7.125    09/01/34       1,013,580
    1,750  Wisconsin State Health & Educational Facilities Authority,                      6.75    08/15/34       1,763,878
---------     Beaver Dam Community Hospital Inc Ser 2004 A                                                     ------------
   30,570                                                                                                        31,042,501
---------                                                                                                      ------------

           Industrial Development/Pollution Control Revenue  (15.0%)

    2,000  Los Angeles, California, American Airlines Inc Terminal 4 Ser                   7.50    12/01/24       1,944,640
              2002 C (AMT)
      915  Metropolitan Washington Airports Authority, District of Columbia              10.125    09/01/11         916,144
              & Virginia, CaterAir International Corp Ser 1991 (AMT) +
    2,000  Chicago, Illinois, United Airlines Inc Refg Ser 2001 C (a)                      6.30    05/01/16         290,000
    1,500  Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)                                6.00    06/01/27       1,478,700
    2,000  Perry County, Kentucky, TJ International Inc Ser 1997 (AMT)                     6.55    04/15/27       2,090,040
    1,000  New Jersey Economic Development Authority, Continental                         6.625    09/15/12         900,610
              Airlines Inc Ser 1999 (AMT)
    2,000  New York City Industrial Development Agency, New York,                          5.65    10/01/28       1,862,380
              Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)
    1,250  Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A                           5.625    02/01/18       1,280,937
    2,000  Beaver County Industrial Development Authority, Pennsylvania,                   7.75    05/01/20       2,122,180
              Toledo Edison Co Collateralized Ser 1995 B
    1,700  Carbon County Industrial Development Authority, Pennsylvania,                   6.65    05/01/10       1,834,810
              Panther Creek Partners Refg 2000 Ser (AMT)
    1,000  Brazos River Authority, Texas, TXU Electric Co Refg Ser 1999 A (AMT)            7.70    04/01/33       1,182,360
           Pittsylvania County Industrial Development Authority, Virginia,
    1,000     Multi-Trade LP Ser 1994 A (AMT)                                              7.45    01/01/09       1,022,140
    3,000     Multi-Trade LP Ser 1994 A (AMT)                                              7.55    01/01/19       3,066,420
    2,000  Upshur County, West Virginia, TJ International Inc Ser 1995 (AMT)               7.00    07/15/25       2,085,000
---------                                                                                                      ------------
   23,365                                                                                                        22,076,361
---------                                                                                                      ------------

           Mortgage Revenue - Multi-Family  (4.2%)
    2,845  Boulder County, Colorado, Village Place at Longmont Ser 1989 A                  7.50    07/15/19       2,835,896
              (AMT)
      500  Honolulu, Hawaii, Waipahu Towers GNMA Collateralized 1995 Ser                   6.90    06/20/35         513,205
              A (AMT)
           Alexandria Redevelopment & Housing Authority, Virginia,
    2,000     Courthouse Commons Apts Ser 1990 A (AMT)                                    10.00    01/01/21       1,836,980
    9,504     Courthouse Commons Apts Ser 1990 B (AMT)                                     0.00    01/01/21         974,126
---------                                                                                                      ------------
   14,849                                                                                                         6,160,207
---------                                                                                                      ------------

           Mortgage Revenue - Single Family  (0.9%)
      585  Colorado Housing Finance Authority, 1998 Ser B-3                                6.55    05/01/25         590,715
      390  Chicago, Illinois, GNMA-Collateralized Ser 1998  A-1 (AMT)                      6.45    09/01/29         393,475
      410  Missouri Housing Development Commission, Homeownership                          7.50    03/01/31         422,636
---------     GNMA/FNMA Collateralized 2000 Ser A-1 (AMT)                                                      ------------
    1,385                                                                                                         1,406,826
---------                                                                                                      ------------

           Nursing & Health Related Facilities Revenue  (9.6%)
    2,000  Orange County Health Facilities Authority, Florida, Westminister                6.75    04/01/34       1,726,480
              Community Care Services Inc Ser 1999
    1,000  Pinellas County Health Facilities Authority, Florida, Oaks of                   6.25    06/01/34       1,001,560
              Clearwater Ser 2004
    2,920  Iowa Health Facilities Development Financing Authority, Care                    9.25    07/01/25       3,530,222
              Initiatives Ser 1996
    1,565  Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003                                    6.50#   01/01/29       1,533,199
      900  Westside Habilitation Center, Louisiana, Intermediate Care                     8.375    10/01/13         912,303
              Facility for the Mentally Retarded Refg Ser 1993
    1,375  Massachusetts Development Finance Agency, New England                          5.875    11/01/18       1,373,886
              Center for Children Ser 1998
    1,000  Mount Vernon Industrial Development Agency, New York,                           6.15    06/01/19       1,007,980
              Meadowview at the Wartburg Ser 1999
    3,015  Chester County Industrial Development Authority, Pennsylvania,                  8.50    05/01/32       3,021,030
---------     RHA/PA Nursing Home Inc Ser 1989                                                                 ------------
   13,775                                                                                                        14,106,660
---------                                                                                                      ------------

           Recreational Facilities Revenue  (8.8%)
    2,000  Sacramento Financing Authority, California, Convention Center                   6.25    01/01/30       2,074,120
              Hotel 1999 Ser 2000 A
           Mashantucket (Western) Pequot Tribe, Connecticut,
    1,010     Special 1996 Ser A (b)                                                       6.40    09/01/11       1,074,650
    1,000     Special 1997 Ser B (b)                                                       5.75    09/01/27       1,025,980
    1,500  Mohegan Tribe of Indians of Connecticut, Gaming Authority, Ser 2001             6.25    01/01/31       1,589,175
    2,000  Overland Park Development Corporation, Kansas, Convention                      7.375    01/01/32       2,037,260
              Center Hotel Ser 2000 A
    3,000  Saint Louis Industrial Development Authority, Missouri, Kiel                    7.75    12/01/13       3,064,500
              Center Refg Ser 1992 (AMT)
    2,000  Austin, Texas, Convention Center Hotel Senior Ser 2000 A                        6.70    01/01/32       2,112,220
---------                                                                                                      ------------
   12,510                                                                                                        12,977,905
---------                                                                                                      ------------

           Retirement & Life Care Facilities Revenue  (15.5%)
    1,000  St Johns County Industrial Development Authority, Florida,                      8.00    01/01/30       1,043,700
              Glenmoor Ser 1999 A
    1,000  Hawaii Department of Budget & Finance, Kahala Nui, 2003 Ser A                   8.00    11/15/33       1,062,060
           Illinois Health Facilities Authority,
    2,000     Smith Crossing Ser 2003 A                                                    7.00    11/15/32       2,018,420
    1,000     Villa St Benedict Ser 2003 A-1                                               6.90    11/15/33       1,004,240
    1,500  Westminster, Maryland, Caroll Lutheran Village Inc 2004 Ser A                   6.25    05/01/34       1,544,535
    1,500  Massachusetts Development Finance Agency, Loomis                                5.75    07/01/23       1,381,665
              Communities Ser 1999 A

           New Jersey Economic Development Authority,
    1,000     Cedar Crest Villiage Inc Ser 2001 A                                          7.25    11/15/31       1,021,730
    2,000     Franciscan Oaks Ser 1997                                                     5.75    10/01/23       1,864,880
      500     The Presbyterian Home at Montgomery Ser 2001 A                              6.375    11/01/31         507,655
    1,000     United Methodist Homes of New Jersey Ser 1998                               5.125    07/01/25         902,760
    1,000  North Carolina Medical Care Commission, The Given Estate, Ser                   6.50    07/01/32       1,019,850
              2003 A
    1,000  Shelby County Health, Educational & Housing Facilities Board,                   7.25    12/01/34       1,027,090
              Tennessee, Village at Germantown Ser 2003 A
    1,000  Houston Health Facilities Development Corporation, Texas,                      7.125    02/15/34       1,048,920
              Buckingham Senior Living Community Ser 2004 A
    2,000  Vermont Economic Development Authority, Wake Robin Corp                         6.75    03/01/29       1,949,260
              Ser 1999 A
    4,590  Chesterfield County Industrial Development Authority, Virginia,                 6.50    01/01/28       4,339,122
              Brandermill Woods Ser 1998
    1,000  Peninsula Port Authority of Virginia, Virginia Baptist Homes Ser               7.375    12/01/32       1,049,210
---------      2003 A                                                                                           ------------
   23,090                                                                                                        22,785,097
---------                                                                                                      ------------

           Tax Allocation Revenue  (5.4%)
    1,000  Orange County Community Facilities District #86-2, California,                  5.55    08/15/17       1,040,890
              1998 Ser A
    2,000  Elk Valley Public Improvement Corporation, Colorado, Ser 2001 A                 7.30    09/01/22       2,087,360
    1,000  Chicago, Illinois, Lake Shore East, Ser 2002                                    6.75    12/01/32       1,033,770
      750  Lincolnshire, Illinois, Special Service Area No 1 Sedgebrook                    6.25    03/01/34         745,425
    2,000  Des Peres, Missouri, West County Center Ser 2002                                5.75    04/15/20       2,048,700
    1,000  Clark County, Nevada, Special Improvement District 142                         6.375    08/01/23       1,030,400
---------     Mountains Edge Ser 2003                                                                          ------------
    7,750                                                                                                         7,986,545
---------                                                                                                      ------------

           Transportation Facilities Revenue  (3.6%)
    5,000  E-470 Public Highway Authority, Colorado, Ser 1997 B (MBIA)                     0.00    09/01/14       3,292,200
      955  Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg Ser                   5.85    10/01/13       1,048,342
              1993 A (Ambac)

    1,000  Nevada Department of Business & Industry, Las Vegas Monorail                   7.375    01/01/40       1,019,690
---------     2nd Tier Ser 2000                                                                                ------------
    6,955                                                                                                         5,360,232
---------                                                                                                      ------------

           Other Revenue  (2.4%)
    2,000  Capistrano Unified School District, California, Community                       5.75    09/01/29       2,021,520
              Facilities District #98-2 Ladera Special Tax Ser 1999
    1,500  New Jersey Economic Development Authority Revenue,                              5.75    06/15/34       1,532,310
---------     Cigarette Tax Ser 2004                                                                           ------------
    3,500                                                                                                         3,553,830
---------                                                                                                      ------------

           Refunded  (2.2%)
    3,000  Massachusetts Health & Educational Facilities Authority, Dana                   6.25    12/01/05++     3,183,360
---------     Farber Cancer Institute Ser G-1                                                                  ------------

  151,049  TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $139,900,835)                                                 141,205,578
---------                                                                                                      ------------

           SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (2.2%)
    1,050  Indiana Health Facility Financing Authority, Clarian Health Ser                 1.70*   03/01/30       1,050,000
               2000 B (Demand 12/01/04)
    2,200  Missouri Health & Educational Facilities Authority, Washington                  1.68*   03/01/40       2,200,000
---------     University Ser 1996 C (Demand 12/01/04)                                                          ------------

    3,250  TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $3,250,000)                                    3,250,000
---------                                                                                                      ------------

$ 154,299  TOTAL INVESTMENTS (Cost $143,150,835)(c)(d)                 98.1%                                    144,455,578
=========

           OTHER ASSETS IN EXCESS OF LIABILITIES                        1.9%                                      2,829,535
                                                                      -----                                    ------------

           NET ASSETS                                                 100.0%                                   $147,285,113
                                                                      =====                                    ============

----------
  AMT   Alternative Minimum Tax.
 COPs   Certificates of Participation.

   *    Current coupon of variable rate demand obligation.

  ** A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $14,500.

  #     Currently a 6.50% coupon; increases to 8.00% on January 1, 2009.

  +     Joint exemption in locations shown.

  ++    Prerefunded to call date shown.

 (a)    Issuer in bankruptcy; non-income producing security.

 (b)    Resale is restricted to qualified institutional investors.

 (c) Securities have been designated as collateral in an amount equal to $2,179,641 in connection with open futures contracts.

 (d) The aggregate cost for federal income tax purposes is $143,150,835. The aggregate gross unrealized appreciation is $5,291,822 and the aggregate gross unrealized depreciation is $3,987,079, resulting in net unrealized appreciation of $1,304,743.

Bond Insurance:

  Ambac    Ambac Assurance Corporation.

  MBIA     Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at November 30, 2004:

                               DESCRIPTION/
NUMBER OF                     DELIVERY MONTH       UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT           AND YEAR          AMOUNT AT VALUE   DEPRECIATION
---------   ----------           --------          ---------------   ------------
    10         Short      U.S. Treasury Note 5Yr    $(1,088,281)      $      (965)
                               March 2005
    10         Short     U.S. Treasury Note 10Yr     (1,107,500)             (731)
                               March 2005
                                                                     ------------
                          Total unrealized depreciation .........     $    (1,696)
                                                                     ============

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                BASED ON MARKET VALUE AS A PERCENT OF NET ASSETS


Alabama                                                            1.3%
Arizona                                                            1.1
Arkansas                                                           1.4
California                                                         8.5
Colorado                                                           6.0
Connecticut                                                        2.5
District of Columbia                                               0.6
Florida                                                            4.0
Hawaii                                                             1.1
Illinois                                                           3.7
Indiana                                                            1.8
Iowa                                                               4.5
Kansas                                                             1.4
Kentucky                                                           1.4
Louisiana                                                          0.6
Maine                                                              0.4
Maryland                                                           1.8
Massachusetts                                                      4.0
Michigan                                                           0.4
Missouri                                                           6.6
Nevada                                                             4.8
New Hampshire                                                      4.3
New Jersey                                                         6.0
New York                                                           3.8
North Carolina                                                     0.7
Ohio                                                               0.9
Oklahoma                                                           0.7
Pennsylvania                                                       4.7
South Carolina                                                     1.5
Tennessee                                                          1.7
Texas                                                              3.6
Vermont                                                            1.3

Virginia                                                           9.0
West Virginia                                                      1.4
Wisconsin                                                          1.2
Joint exemptions*                                                 (0.6)
                                                                  ----
Total+                                                            98.1%
                                                                  ====

----------

* Joint exemptions have been included in each geographic location.

+ Does not include open short futures contracts with an underlying face amount of $2,195,781 with unrealized depreciation of $1,696.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust II

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005

                                       3